Other assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other assets
30	Other assets

	Prepayment for exclusive use right of an airport terminal	Software	Leasehold improvements	Others	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At January 1, 2018	220	316	181	677	1,394
Additions	—	105	—	407	512
Acquisitions through business combinations	—	—	36	—	36
Transferred from construction in progress	—	69	86	—	155
Disposals	—	—	—	(6)	(6)
Amortization for the year	(10)	(118)	(61)	(126)	(315)

At December 31, 2018	210	372	242	952	1,776
Impact on initial application of IFRS 16 (Note 2(b))	(210)	—	—	—	(210)

At January 1, 2019	—	372	242	952	1,566
Additions	—	75	—	338	413
Acquisitions through business combinations	—	—	9	23	32
Transferred from construction in progress	—	183	113	—	296
Amortization for the year	—	(148)	(113)	(67)	(328)

At December 31, 2019	—	482	251	1,246	1,979

Representing:

		2019	2018
	Note	RMB million	RMB million
Prepayments to related parties for acquisition of long-term assets	43(b)&52(c)	513	227
Amount paid to third parties and others		1,466	1,549

		1,979	1,776